Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	4.31%	5.33%	5.10%	1.56%	0.04%	0.37%